Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

Note 24. Earnings Per Share

In accordance with ASC 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method), shares issuable upon subscription of AVG shares by TuneUp former owners (using the treasury shares method) and ordinary shares issuable upon the conversion of the Company’s Class D preferred shares to ordinary shares (using the if-converted method).

The Company applied the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income. Since the conversion of Class D preferred shares to ordinary shares on February 7, 2012, the Company has only one class of securities that participate in dividends. Therefore the two-class method is not applicable for computing the earnings per share for the financial year 2012.

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2010	2011	2012
Numerator:
Net income	$57,912	$100,432	$45,817
Preferred share dividends	(7,210)	(7,208)	(753)
Distributed and undistributed earnings to participating securities	(12,676)	(27,513)	—

Net income available to ordinary shareholders - basic	$38,026	$65,711	$45,064
Preferred share dividends	—	—	753

Net income available to ordinary shareholders - diluted	$38,026	$65,711	$45,817
Denominator:
Weighted-average ordinary shares outstanding - basic	36,000,000	36,000,000	52,395,427
Potential ordinary shares	2,585,664	2,974,953	1,913,091

Weighted-average ordinary shares outstanding - diluted	38,585,664	38,974,953	54,308,518

Earnings per ordinary share - basic	$1.06	$1.83	$0.86
Earnings per ordinary share - diluted	$0.99	$1.69	$0.84

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2010	2011	2012
Class D preferred shares	12,000,000	12,000,000	—
Options to purchase ordinary shares	6,250	247,313	2,710,994

Anti-dilutive shares	12,006,250	12,247,313	2,710,994